Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 25, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDIREXION DAILY BRK/B BEAR 1X SHARES
DIREXION DAILY BRK/B BULL 2X SHARES
DIREXION DAILY PLTR BEAR 1X SHARES
DIREXION DAILY PLTR BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)Supplement dated November 12, 2024 to the Prospectuses and theStatements of Additional Information (“SAI”),each dated September 25, 2024Effective immediately, the trading symbol for each Fund listed below will be as follows:FundTicker SymbolDirexion Daily BRK/B Bear 1X SharesBRKDDirexion Daily BRK/B Bull 2X SharesBRKUDirexion Daily PLTR Bear 1X SharesPLTDDirexion Daily PLTR Bull 2X SharesPLTUAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily BRK/B Bear 1X SharesDirexion Daily BRKB Bear 1X SharesDirexion Daily BRK/B Bull 2X SharesDirexion Daily BRKB Bull 2X SharesFor more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Prospectus and SAI.
Direxion Daily BRKB Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDIREXION DAILY BRK/B BEAR 1X SHARES
DIREXION DAILY BRK/B BULL 2X SHARES
DIREXION DAILY PLTR BEAR 1X SHARES
DIREXION DAILY PLTR BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)Supplement dated November 12, 2024 to the Prospectuses and theStatements of Additional Information (“SAI”),each dated September 25, 2024Effective immediately, the trading symbol for each Fund listed below will be as follows:FundTicker SymbolDirexion Daily BRK/B Bear 1X SharesBRKDDirexion Daily BRK/B Bull 2X SharesBRKUDirexion Daily PLTR Bear 1X SharesPLTDDirexion Daily PLTR Bull 2X SharesPLTUAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily BRK/B Bear 1X SharesDirexion Daily BRKB Bear 1X SharesDirexion Daily BRK/B Bull 2X SharesDirexion Daily BRKB Bull 2X SharesFor more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Prospectus and SAI.
Direxion Daily BRKB Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDIREXION DAILY BRK/B BEAR 1X SHARES
DIREXION DAILY BRK/B BULL 2X SHARES
DIREXION DAILY PLTR BEAR 1X SHARES
DIREXION DAILY PLTR BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)Supplement dated November 12, 2024 to the Prospectuses and theStatements of Additional Information (“SAI”),each dated September 25, 2024Effective immediately, the trading symbol for each Fund listed below will be as follows:FundTicker SymbolDirexion Daily BRK/B Bear 1X SharesBRKDDirexion Daily BRK/B Bull 2X SharesBRKUDirexion Daily PLTR Bear 1X SharesPLTDDirexion Daily PLTR Bull 2X SharesPLTUAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily BRK/B Bear 1X SharesDirexion Daily BRKB Bear 1X SharesDirexion Daily BRK/B Bull 2X SharesDirexion Daily BRKB Bull 2X SharesFor more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Prospectus and SAI.
Direxion Daily PLTR Bull 2X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDIREXION DAILY BRK/B BEAR 1X SHARES
DIREXION DAILY BRK/B BULL 2X SHARES
DIREXION DAILY PLTR BEAR 1X SHARES
DIREXION DAILY PLTR BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)Supplement dated November 12, 2024 to the Prospectuses and theStatements of Additional Information (“SAI”),each dated September 25, 2024Effective immediately, the trading symbol for each Fund listed below will be as follows:FundTicker SymbolDirexion Daily BRK/B Bear 1X SharesBRKDDirexion Daily BRK/B Bull 2X SharesBRKUDirexion Daily PLTR Bear 1X SharesPLTDDirexion Daily PLTR Bull 2X SharesPLTUAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily BRK/B Bear 1X SharesDirexion Daily BRKB Bear 1X SharesDirexion Daily BRK/B Bull 2X SharesDirexion Daily BRKB Bull 2X SharesFor more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Prospectus and SAI.
Direxion Daily PLTR Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUSTDIREXION DAILY BRK/B BEAR 1X SHARES
DIREXION DAILY BRK/B BULL 2X SHARES
DIREXION DAILY PLTR BEAR 1X SHARES
DIREXION DAILY PLTR BULL 2X SHARES
(each, a “Fund” and collectively, the “Funds”)Supplement dated November 12, 2024 to the Prospectuses and theStatements of Additional Information (“SAI”),each dated September 25, 2024Effective immediately, the trading symbol for each Fund listed below will be as follows:FundTicker SymbolDirexion Daily BRK/B Bear 1X SharesBRKDDirexion Daily BRK/B Bull 2X SharesBRKUDirexion Daily PLTR Bear 1X SharesPLTDDirexion Daily PLTR Bull 2X SharesPLTUAdditionally, effective immediately, the names for the Funds listed below will be changed as follows:Previous NameNew NameDirexion Daily BRK/B Bear 1X SharesDirexion Daily BRKB Bear 1X SharesDirexion Daily BRK/B Bull 2X SharesDirexion Daily BRKB Bull 2X SharesFor more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Prospectus and SAI.